Segment	6 Months Ended
Dec. 31, 2025
Segment [Abstract]
Segment

Note 10 – Segment

In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise that engages in business activities about which separate discrete financial information and operating results is the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company operates and manages its business as a single segment – in the research and development of the Company’s product candidates. The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net loss that also is reported as unaudited condensed consolidated net loss on the unaudited condensed consolidated statement of operations and comprehensive loss, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes functional expenses (i.e., research and development, and general and administrative) at the consolidated level to manage the Company’s operations. Other segment items included are share-based compensation, interest income and other income, net, which are reflected in the segment and consolidated net loss. The measure of segment assets is reported on the unaudited condensed consolidated balance sheet as total consolidated assets.

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the six months ended December 31,
	2025	2024

Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense:
Selling and marketing	$2,454	$7,329
General and administrative
Salaries and related benefit	405,485	468,429
Professional fees	2,390,134	94,245
Rental expenses	190,927	274,908
Other expenses*	259,985	355,087
	3,246,531	1,192,669
Research and development
Salaries and related benefit	266,452	266,211
Supplies and materials	37,333	35,990
Other expenses*	109,822	122,495
	413,607	424,696
Share-based compensation
General and administrative	1,634,608	218,700
Research and development	2,423	82,685
	1,637,031	301,385
Depreciation	40,839	51,756
Total operating expenses	5,340,462	1,977,835
Operating loss	(5,340,462)	(1,977,835)
Other income, net	22,475	124,222
Income tax expense	-	-
Segment and consolidated net loss	(5,317,987)	(1,853,613)

*	Other expenses include travelling, transportation, entertainment and other sundries expenses.